Registration No. 333-170422
Investment Company Act No. 811-22492

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 11, 2011

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 4	☒
(Check Appropriate Box or Boxes)

MAINGATE TRUST (Exact Name of Registrant as Specified in Charter)

6075 Poplar Ave., Suite 402 Memphis, TN 38119 (Address of Principal Executive Offices)

(907)537-1866 (Registrant's Telephone Number, Including Area Code)

Agent for Service: Geoffrey Mavar MainGate Trust 6075 Poplar Ave Suite 402 Memphis, TN 38119	With Copy to: DeeAnne Sjögren Thompson Coburn LLP One US Bank Plaza St. Louis, MO 63101-1611

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 1 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Pre-Effective Amendment No. 3 on Form N-1A filed on February 11, 2011.  This PEA No. 1 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Pre-Effective Amendment No. 1 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Memphis and State of Tennessee on the 11th day of March, 2011.

MainGate Trust

By: /s/ Matthew G. Mead
Matthew G. Mead
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Matthew G. Mead	Trustee and President	March 11, 2011
Matthew G. Mead

/s/ Geoffrey P. Mavar	Trustee and Chief Financial Officer	March 11, 2011
Geoffrey P. Mavar

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE